Activities of Orange Bank	12 Months Ended
Dec. 31, 2018
Banking activities [abstract]
Activities of Orange Bank

NOTE 15   Activities of Orange Bank

15.1 Financial assets and liabilities of Orange Bank

The financial statements of Orange Bank were put into the format of Orange group’s consolidated annual financial statements and differ from a presentation that complies with the banking format.

In order to improve the readiness of financial statements and to be able to distinguish the performance of telecom activities from the performance of Orange Bank, the notes related to financial assets and liabilities as well as financial income or expenses are split to respect these two business areas.

Note 11 presents the assets, liabilities and related gains and losses specific to telecom activities and Note 15 concerns the activities of Orange Bank with regard to its assets and liabilities, with net financial income being not material.

The following table reconciles (i) the assets and liabilities for each of these two areas (intra-group transactions between telecom activities and Orange Bank are not eliminated) with (ii) the consolidated statement of financial position at December 31, 2018.

	Orange
	consolidated					O/w eliminations
	financial	O/w telecom		O/w Orange		telecom activities
(in millions of euros)	statements	activities	Note	Bank	Note	/ bank
Non current loans and receivables of Orange Bank	1,617	—		1,617	15.1.1	—
Non-current financial assets	2,282	2,309	11.7	—		(27)	(1)
Non-current derivatives assets	263	263	11.8	—	15.1.3	—
Current financial assets related to Orange Bank activities	3,075	—		3,075	15.1.1	—
Current financial assets	2,748	2,748	11.7	—		—
Current derivatives assets	139	122	11.8	17	15.1.3	—
Cash and cash equivalents	5,634	5,081		553		—

Non current debts related to Orange Bank operations	0	—		27	15.1.2	(27)	(1)
Non-current financial liabilities	26,749	26,749	11.3	—		—
Non-current derivatives liabilities	775	712	11.8	63	15.1.3	—
Current financial liabilities related to Orange Bank liabilities	4,835	—		4,835	15.1.2	—
Current financial liabilities	7,270	7,270	11.3	—		—
Current derivatives liabilities	133	133	11.8	—	15.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

Accounting policies

Classification of the bank's balance sheet items as current and non-current was done to match the Group's financial statements in 2016.

Since the concept of current or non-current is non-existent in bank accounting, financial assets and liabilities related to loans and borrowings to customers or credit institutions (the ordinary activities of a bank) are all classified since 2017 as current for all periods presented.

With regard to other financial assets and liabilities, classification as current and non-current was made in light of both the original intention of management and the nature of the assets and liabilities in question. For instance, with regard to Orange Bank’s other financial assets, since investments are managed by portfolio, only the transaction portfolios (Financial assets at fair value through profit or loss) were recognized in current financial assets.

15.1.1   Financial assets related to Orange Bank transactions (excluding derivatives)

After application of IFRS 9 on January 1, 2018, the financial assets in connection with the transactions of Orange Bank break down as follows:

	December 31, 2018			January 1, 2018	(1)
(in millions of euros)	Non-current	Current	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	1	—	1	0
Investments securities	1	—	1	0
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	925	0	925	786
Debt securities	925	0	925	786
Financial assets at fair value through profit or loss	80	72	152	242
Investments at fair value	—	72	72	171
Cash collateral paid	57	—	57	62
Others	23	—	23	9
Financial assets at amortized cost	611	3,003	3,614	3,857
Fixed-income securities	611	3	614	615
Loans and receivables to customers	—	2,000	2,000	2,147
Loans and receivables to credit institutions	—	1,000	1,000	943
Others	—	—	—	152	(2)
Total financial assets related to Orange Bank activities	1,617	3,075	4,692	4,885

(1)	Figures have been adjusted for the impact of application of IFRS 9 (see Note 2.3).
(2)	Loan granted in 2017 by Orange Bank to Orange SA within the framework of the repurchase agreement of OATs securities between Orange SA and Orange Bank. This loan has been reimbursed in 2018.

For the period 2017 and 2016, for which IFRS 9 was not applied as authorized, the financial assets related to transactions of Orange Bank broke down as follows:

(in millions of euros)	December 31, 2017		December 31, 2016

Assets available for sale(1)	795		745
Assets held to maturity	615		713
Financial assets at fair value	233		311
Investments at fair value	171		237
Cash collateral paid	62		74
Other financial assets	3,248		3,091
Loans and receivables of Orange Bank	3,096		3,091
Other	152	(2)	—
Total Assets related to Orange Bank's activities	4,891		4,860

(1)	Debt securities only.
(2)	Loan granted by Orange Bank to Orange SA within the framework of the Repurchase agreements of OATs securities between Orange SA and Orange Bank.

Debt securities at fair value through other comprehensive income that may be reclassified subsequently to profit or loss

(in millions of euros)	2018
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the opening balance	786
Acquisitions	487
Repayments and disposals	(333)
Changes in fair value	(8)
Other items (1)	(7)
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the closing balance	925

(1)

Including (2) million euros related to the fair value variation hedged by interest rate swaps qualified as fair value hedges. These derivatives hedge the interest rate portion of the OATis (Inflation-linked OATs) portfolio maturing in 2023. The change in fair value of this interest rate portion is recognized in the income statement with the change in fair value of the hedging instruments and not in other comprehensive income (see Note 15.1.3).

(in millions of euros)	2018
Profit (loss) recognized in other comprehensive income during the period	(8)
Reclassification in net income during the period	—
Other comprehensive income related to Orange Bank	(8)

The data below is presented according to IAS 39 (formerly "Assets available for sale").

(in millions of euros)	2017	2016
Assets available for sale - in the opening balance	745	—
First integration of Orange Bank	15	1,018
Acquisitions	325	—
Repayments and disposals	(301)	(268)
Change in fair value recognized in other comprehensive income during the period	3	(5)
Reclassifications and other items	8	—
Assets available for sale - in the closing balance	795	745

(in millions of euros)	2017	2016
Profit (loss) recognized in other comprehensive income during the period	3	(5)
Reclassification in net income during the period	—	—
Other comprehensive income related to Orange Bank	3	(5)

Current loans and receivables of Orange Bank

Loans and receivables of Orange Bank are composed of loans and receivables to customers and credit institutions.

In the context of adapting the bank’s accounts into the Group’s financial statements, the following have been considered as loan and advances to customers: clearing accounts and other amounts due, as well as amounts related to securities transactions on behalf of customers.

	December 31,	January 1st	December 31,	December 31,
(in millions of euros)	2018	2018(1)	2017	2016
Overdrafts	910	1,000	1,000	1,084
Housing loans	824	765	765	719
Investment loans	206	246	246	264
Current accounts	21	31	31	70
Other	39	105	111	80
Total loans and receivables to customers	2,000	2,147	2,153	2,217
Overnight deposits and loans	850	830	830	790
Loans and receivables	85	55	55	53
Other	65	58	58	31
Total loans and receivables to credit institutions	1,000	943	943	874

(1)	Figures have been adjusted for the impact of application of IFRS 9 (see Note 2.3).

Accounting policies

Financial assets

–  Financial assets at fair value through profit/loss (FVR)

Certain investment securities which are not consolidated or equity-accounted, and cash investments such as negotiable debt securities, deposits and mutual funds (UCITS), that are compliant with the Group’s risk management policy or investment strategy, may be designated by Orange Bank as being recognized at fair value through profit or loss. These assets are recognized at fair value at inception and subsequently. All changes in fair value are recorded in profit or loss.

–  Financial assets at fair value through other comprehensive income that may not be reclassified to profit or /loss (FVOCI)

Investment securities which are not consolidated or equity-accounted are, subject to exceptions, recognized as assets at fair value through other comprehensive income that may not be reclassified to profit or loss. They are recognized at fair value at inception and subsequently. Temporary changes in value and gains (losses) on disposals are recorded in other comprehensive income that may not be reclassified to profit or loss.

–  Financial assets at fair value through other comprehensive income that are or may be reclassified subsequently to profit or loss (FVOCIR)

Assets at fair value through other comprehensive income that are or may be reclassified subsequently to profit or loss mainly include investments in debt securities. They are recognized at fair value at inception and subsequently. Temporary changes in value are recorded in other comprehensive income that are or may be reclassified subsequently to profit or loss. In case of disposal, the cumulative profit (or loss) recognized in other comprehensive income is reclassified to profit or loss.

–  Financial assets at amortized cost (AC)

This category mainly includes miscellaneous loans and receivables and fixed income securities. These instruments are recognized at fair value at inception and are subsequently measured at amortized cost using the effective interest method. Impairment and provisions are recorded as soon as loans are granted or commitments are concluded, without waiting for the appearance of an objective indication of impairment. Impairment and provisions are updated as the credit risk evolves (see below "Impairment of financial assets").

Impairment of financial assets

In accordance with IFRS 9, debt instruments classified as financial assets at amortized cost or as financial assets at fair value through other comprehensive income, rental receivables, financing commitments and financial guarantees given are systematically subject to impairment or a provision for expected credit loss. These impairments and provisions are recorded as soon as loans are granted, commitments are concluded or bond securities are acquired, without waiting for the appearance of an objective indication of impairment.

To do this, the financial assets concerned are split into three categories according to the change in credit risk observed since their initial accounting and a depreciation is recorded on the amount outstanding of each of these categories as follows:

–  performing loans: the calculation of losses expected is made on a 12-months basis, and the financial income (interest) is calculated on the basis of the instrument's gross amount;

–  impaired loans: if the credit risk has significantly worsened since the debt was booked to the balance sheet, the expected losses, estimated over the duration of the loan, are recognized and the financial income (interest) is calculated based on the gross amount of the instrument;

–  Doubtful loans: the expected loss, estimated over the duration of the loan, is depreciated. The financial income is calculated on the basis of the amount of the instrument net of the depreciation.

As a reminder, before the application of IFRS 9, the accounting policies relative to financial assets of banking activities were as follows:

Current loans and receivables of Orange Bank

Assets related to Orange bank activities are classified in the IAS 39 category of “loans and receivables”. They are initially recorded at fair value or its equivalent, which is, as a general rule, the net amount originally issued, and which should include the origination costs directly related to the transaction as well as the commissions received or paid, analyzed as an adjustment to the effective return on the loan.

The loans and receivables are subsequently valued at amortized cost, and interests, as well as transactions costs and commissions included in the initial value of the credits contribute to the net income for these transactions over the term of the credit, calculated on the basis of effective interest rate.

In accordance with IAS 39, loans and receivables are impaired when one or more evidences of depreciation have occurred after the recognition of these receivables. The receivables thus identified are then impaired on an individual basis or on a collective basis. Expected losses are accounted for as impairments, equal to the difference between the carrying amount of the loans (amortized cost) and the total of estimated future cash flows, discounted with the initial effective interest rate, or in the form of discounts for restructured loans due to default from customers.

Impairment is measured as the difference between the carrying value prior to impairment and the discounted value, at the initial rate of the receivable, of the components deemed to be recoverable (principal, interest, guarantees, etc.). The changes in the value of the loans impaired are recorded in the income statement under “Cost of risk” included in other operating expenses. When these changes in value are positive, reflecting a subsequent improvement, they are reversed in the income statement, within the same account.

The “Cost of risk” account dedicated to Orange Bank and part of the “other operating expenses”, corresponds to provisions and reversals related to banking risks (in particular, counterparty risks and operational risks).

Assets available for sale

The assets available for sale include fixed income securities or variable income securities that do not fall within the definition of other categories of financial assets. They are recognized at fair value at inception and subsequently.

Temporary changes in value are recorded as “Gains (losses) on assets available for sale” within other comprehensive income.

The long term impairments associated with the assets available for sale are recorded under “Cost of risk” (within other operating expenses) when the assets are fixed rate securities, but they are recorded in “Net Gains (losses) on financial assets available for sale” when the assets are floating-rate securities.

Investments held to maturity

This category includes fixed-rate securities that the bank intends to hold until their maturity. They must not be disposed of prior to maturity and they are accounted for at amortized cost.

Impairment is recognized on these securities as soon as there is an objective evidence of the existence of an event subsequent to the acquisition of the security that is likely to generate a measurable loss as a result of counterparty risk. Impairment is measured as the difference between the carrying value prior to impairment and the discounted value, with the initial rate, of the components deemed to be recoverable (principal, interest, guarantees, etc.). The changes in value thus impaired are recorded in the income statement, under the “Cost of risk” account (within other operating expenses). When these changes in value are positive, reflecting a subsequent improvement, they are reversed in the income statement under “Cost of risk” within other operating expenses.

15.1.2 Financial liabilities related to Orange Bank transactions (excluding derivatives)

(in millions of euros)	December 31, 2018	December 31, 2017	December 31,2016
Payables to customers	3,396	3,685	3,910
Debts with financial institutions	1,103	975	454
Deposit certificate	335	281	143
Other	28	27	27
Total Financial liabilites related to Orange Bank's activities(1)	4,862	4,968	4,534

(1)	O/w 27 million of euros of non current financial liabilities in 2018, 2017 and 2016.

Debts related to Orange Bank operations are composed of payables to customers and debts with financial institutions.

	December 31,	December 31,	December 31,
(in millions of euros)	2018	2017	2016
Current accounts	2,538	2,800	3,087
Passbooks and special savings accounts	776	716	672
Other	82	169	151
Customers borrowings and deposits	3,396	3,685	3,910
Term borrowings and advances	467	466	454
Securities delivered under repurchase agreements	636	509	—
Total debts with financial institution	1,103	975	454

15.1.3 Derivatives of Orange Bank

Derivatives qualified as fair value hedges

The main unmatured fair value hedges at the end of 2018 and put in place by Orange Bank concern the following interest rate swaps:

–  337 million euros notional (of which 80 million euros maturing in 2019, 177 million euros maturing between 1 and 5 years and 80 million euros at more than 5 years) hedging a portion of housing loans portfolio. The fair value of these derivatives as at December 31, 2018 is (2) million euros;

–  210 million euros of notional hedging a portfolio of inflation-indexed fungible Treasury bonds (Obligation Assimilable du Trésor or OATi), with the same amount and the same maturity in 2023. The fair value of these swaps as at December 31, 2018 is (55) million euros;

–  14 million euros notional hedging the securities portfolio, whose fair value as at December 31, 2018 was nearly zero.

The ineffective portion related to those hedging strategies recognized in 2018 income statement is not material.

Trading Derivatives

–  Orange Bank put into place a swap with a notional amount of 39 million euros maturing in 2019 to naturally hedge the issuance of a fixed-rate medium term negotiable bond (Bon à Moyen Terme Négociable, or BMTN). The hedging derivative reproduces the performance of the BMTN with a credit institution remunerated at a floating rate. The fair value of this derivative instrument at the end of 2018 is 17 million euros. The net effects of this hedging strategy on the 2017 income statement are not material.

–  Orange Bank put into place interest rate swaps, as economic hedges (not designated as hedges under IFRS) of fungible Treasury bonds (Obligation Assimilable du Trésor or OAT) for a total notional total amount of 143 million euros, maturing from 2019 to 2023 and with a total fair value as at December 31, 2018 of (6) million euros. The net effects of this hedging strategy on the income statement are not material.

–  Orange Bank put into place futures with a notional amount of 2,025 million euros. The notional amount of these derivatives is only gives an indication of the volume of outstanding contracts on the financial instrument market and does not reflect the market risks associated with such instruments or the nominal amount of the hedged instruments.

15.2 Information on market risk management with respect to Orange Bank activities

“Orange Bank” operating segment has its own risk management system, in accordance with the French banking regulation. In terms of banking regulation, Orange Bank is under the supervision of the French Prudential Supervision and Resolution Authority (Autorité de contrôle prudentiel et de résolution, or ACPR) and must at all times comply with capital requirements in order to withstand the risks associated with its activities.

Orange Bank’s activities expose it to all of the risks defined by the order of November 3, 2014, relating to the internal control of companies in the sectors of banking, payment services and investment services subject to the control of the ACPR:

–  credit risk: risk of loss incurred in the event of default of a counterparty or counterparties considered as the same beneficiary;

–  market risk: risk of loss due to movements in market prices;

–  operational risk: risk resulting from an inadequacy or a failure due to procedures, staff, IT systems or to outside events, including events that are unlikely to occur but that would imply a risk of material loss. Operational risk includes risks of internal and external fraud;

–  interest rate risk: risk related to changes in interest rates on the on-balance sheet and off-balance sheet transactions, excluding, as applicable, transactions exposed to market risks;

–  liquidity risk: risk that the company would not be able to meet its commitments or not be able to unwind or offset a position due to the market situation;

–  inter-mediation risk on investment service providers: risk of default by a customer or counterparty in the context of a financial instrument transaction in which the company provides a performance guarantee.

The size of the bank and its moderate risk profile led to a choice of standard methods regarding the application of Regulation No. 575/2013 of the European Parliament and Council on June 26, 2013.

Orange Bank does not intervene on complex products. For market operations, the strategy defines, on one hand, the limits implemented and controlled and, on the other hand, the quality of the authorized signatories. In addition, the Bank has defined and regularly tests its business continuity system. The Bank has also undertaken, as completely as possible, the identification and assessment of its operational risks, for which it also follows occurrences.

With regard to regulations, and in particular Titles IV and V of the Order of November 3, 2014, the Bank’s Executive Committee has set, upon recommendation of the Risk Management Division, a risk policy in particular regarding customers and risks, modalities and rules for offering credits and for delegations of authority.

In addition, the Risk Management Department analyzes and monitors risks, carries out the necessary controls and produces reports in several committees: the Credit Committee (management of counterparty risk), Risks and Audit Committee (management of operational risks), ALM Committee (management of market risk and liquidity risk) and the Executive Committee.

15.2.1 Remaining term to maturity

The following table details the remaining term of Orange Bank’s financial assets and liabilities, calculated on the base of the contractual maturity dates:

–  maturity-by-maturity for amortizable transactions;

–  for roll-over loans, since renewals cannot be presumed, the renewal dates are taken to be the final maturity date;

–  since derivatives are interest rate swaps, they are not subject to any exchange of notional and therefore are not distributed by maturity.

		December 31,			2020 to	2024
(in millions of euros)	Note	2018		2019	2023	and beyond
Investments securities	15.1.1	1		—	1	—
Debt securities	15.1.1	925		222	657	46
Investments at fair value	15.1.1	72		22	50	—
Fixed-income securities	15.1.1	614		104	378	132
Loans and receivables to customers	15.1.1	2,000		471	924	605
Loans and receivables to credit institutions	15.1.1	1,000		914	86	—
Other financial assets and derivatives		97	(1)	97	—	—
Total financial assets		4,709		1,830	2,096	783
Payable to customers	15.1.2	3,396		3,386	5	5
Debts with financial institutions	15.1.2	1,103		657	443	3
Deposit certificate	15.1.2	335		153	182	—
Other financial liabilities and derivatives		91	(2)	91	—	—
Total financial liabilities		4,925		4,287	630	8

(1)	Including the bank cash collateral paid for 57 million euros and derivatives assets for 17 million euros.
(2)	Including derivatives liabilities for 63 million euros and loan from Orange SA to Orange Bank for 27 million euros.

15.2.2 Fair value of financial assets and liabilities of Orange Bank

			December 31, 2018
		Classification
		under IFRS		Estimated	Level 1 and
(in millions of euros)		9(1)	Book value	fair value	cash	Level 2	Level 3
Loans and receivables	15.1.1	AC	3,000	3,000	—	3,000	—
Financial assets at amortized cost	15.1.1	AC	614	641	605	36	—
Financial assets at fair value through profit or loss	15.1.1	FVR	152	152	152	—	—
Debt securities	15.1.1	FVOCIR	925	925	862	63	—
Equity securities	15.1.1	FVOCI	1	1	1	—	—
Cash and cash equivalent(2)	15.1.1	AC	553	553	553	—	—
Financial liabilites related to Orange Bank's activities	15.1.2	AC	(4,862)	(4,862)	—	(4,862)	—
Derivatives, net amount(3)	15.1.3		(46)	(46)	—	(29)	(17)

(1)

"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".

(2)	Includes only cash.
(3)	The classification for derivatives instruments depends on their hedging qualification.

			December 31, 2017
		Classification	Book	Estimated	Level 1
(in millions of euros)		under IAS 39	Value	fair value	and cash	Level 2	Level 3
Loans and receivables	15.1.1	L&R	3,096	3,096	—	3,096	—
Financial assets, excluding derivatives	15.1.1		1,795	1,785	1,482	303	—
Assets held to maturity		HTM	615	605	581	24	—
Assets available for sale		AFS	795	795	730	65	—
Investments at fair value		FVR	171	171	171	—	—
Other		L&R	214	214	—	214	—
Cash and cash equivalent			477	477	477	—	—
Trade payables		LAC	(93)	(93)	—	(93)	—
Debts related to Orange Bank operations	15.1.2	LAC	(4,660)	(4,660)	—	(4,660)	—
Financial liabilities, excluding derivatives		LAC	(308)	(308)	—	(252)	(56)
Derivatives, net amount	15.1.3		(60)	(60)	—	(73)	13

(1)

"HTM" stands for "held to maturity", "AFS " stands for "available for sale", "L&R" stands for "loans and receivables", "FVR" stands for "fair value through P&L", "LAC" stands for "liabilities at amortized costs".

(2)	IAS 39 classification for derivatives instruments depends on their hedging qualification.

			December 31, 2016
		Classification	Book	Estimated	Level 1
(in millions of euros)		under IAS 39	Value	fair value	and cash	Level 2	Level 3
Loans and receivables	15.1.1	L&R	3,091	3,091	—	3,091	—
Financial assets, excluding derivatives	15.1.1		1,769	1,714	1,251	389	74
Assets held to maturity		HTM	713	658	592	66	—
Assets available for sale		AFS	745	745	659	86	—
Investments at fair value		FVR	237	237	—	237	—
Other		L&R	74	74	—	—	74
Cash and cash equivalent			89	89	89	—	—
Trade payables		LAC	(52)	(52)	—	(52)	—
Debts related to Orange Bank operations	15.1.2	LAC	(4,364)	(4,364)	—	(4,364)	—
Financial liabilities, excluding derivatives		LAC	(170)	(170)	—	(170)	—
Derivatives, net amount	15.1.3		(55)	(55)	—	—	(55)

(1)

"HTM" stands for "held to maturity", "AFS " stands for "available for sale", "L&R" stands for "loans and receivables", "FVR" stands for "fair value through P&L", "LAC" stands for "liabilities at amortized costs".

(2)	IAS 39 classification for derivatives instruments depends on their hedging qualification.

15.3 Orange Bank’s unrecognized contractual commitments

As at December 31, 2018, Orange Bank is not aware of having entered into any commitment that may have a material effect on its current or future financial position, other than the commitments mentioned below.

Commitments given

(in millions of euros)	December 31, 2018	December 31, 2017	December 31, 2016
Financing commitments (1)	444	465	562
Guarantee commitments (2)	12	17	21
On behalf of banks	8	9	11
On behalf of customers	4	8	10
Property lease commitments	37	31	35
Total	493	513	618

(1)	Includes 117 million euros of documentary credits and 327 million euros of confirmed credit lines.
(2)	Given to credit institutions and customers

Commitments received

(in millions of euros)	December 31, 2018	December 31, 2017	December 31, 2016
Guarantee commitments	834	778	744
Received from banks (1)	681	577	533
Received from customers	153	201	211
Total	834	778	744
(1)	Relates to guarantees received in order to counter-guarantee the distributed loans.

Assets covered by commitments

(in millions of euros)	December 31, 2018	December 31, 2017	December 31, 2016
Assets pledged as security to lending financial institutions as guarantees for bank loans	715	838	1,365
Total	715	838	1,365